1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com
LISA R. PRICE lisa.price@dechert.com +1 212 649 8795 Direct +1 212 698 0495 Fax

August 1, 2012

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Credit Strategies Fund (“Registrant”)
File Nos. 033-163451 and 811-22280
Post-Effective Amendment No. 3 to the Registration Statement on Form N-2 (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), the undersigned hereby certifies, on behalf of the Registrant, that the form of Prospectus that would have been filed under paragraph (c) of Rule 497 under the Act would not have differed from the form of Prospectus dated July 27, 2012, included in the Amendment, as filed electronically via EDGAR with the Commission on July 27, 2012.

No fees are required in connection with this filing. If you have any questions or comments, please contact the undersigned at 212 649 8795.

Sincerely,

/s/ Lisa R. Price

Lisa R. Price

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